Property and Equipment	12 Months Ended
Feb. 28, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

4.	Property and Equipment

			Net book value
	Cost	Accumulated Amortization	February 28, 2013	February 29, 2012
	$	$	$	$

Office furniture	11,194	8,825	2,369	2,961
Vehicle	15,531	14,735	796	1,137

	26,725	23,560	3,165	4,098

During the year ended February 28, 2013, total additions to property, plant and equipment were $nil (2012 - $nil).